Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables And Accruals [Abstract]
Research and development	$ 3,098	$ 3,403
Employee compensation costs	2,983	2,020
Consulting and professional services	647	2,252
Legal expenses	245	651
Deferred rent	6	72
Other	45	97
Total	$ 7,024	$ 8,495